UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

February 28, 2015

1.814093.110

FUS-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Government Agency Debt - 47.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 47.1%
Fannie Mae
8/5/15 to 10/21/15	0.14 to 0.16% (b)	$ 42,000	$ 41,997
Federal Farm Credit Bank
4/13/15 to 10/3/16	0.12 to 0.19 (b)	64,500	64,505
Federal Home Loan Bank
3/10/15 to 12/23/16	0.10 to 0.35 (b)	796,540	796,614
Freddie Mac
6/26/15 to 1/12/17	0.15 to 0.18 (b)	117,000	116,999
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,020,115)			1,020,115
Government Agency Repurchase Agreement - 52.9%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) #	$ 561,840	561,836
With:
BNP Paribas Securities Corp. at 0.1%, dated 2/19/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $45,901,403, 0.75% - 6%, 7/28/15 - 2/1/45)	45,008	45,000
Citibank NA at 0.06%, dated 2/24/15 due 3/3/15 (Collateralized by U.S. Government Obligations valued at $70,380,704, 0.8% - 6.5%, 2/27/17 - 11/1/44)	69,001	69,000
ING Financial Markets LLC at 0.1%, dated:
1/26/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $33,130,694, 1.63% - 4%, 5/20/34 - 5/20/40)	32,483	32,478
2/6/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $27,476,633, 1.63% - 4%, 8/20/34 - 2/20/40)	26,939	26,935
2/9/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $23,047,645, 1.63% - 4%, 9/20/33 - 12/20/44)	22,595	22,591
2/17/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $13,260,690, 4% - 6%, 11/15/38 - 1/20/44)	13,002	13,000
Merrill Lynch, Pierce, Fenner & Smith at 0.09%, dated:
1/16/15 due 3/6/15 (Collateralized by U.S. Treasury Obligations valued at $26,088,636, 0%, 1/15/23 - 4/15/28)	25,580	25,574
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.09%, dated: - continued
1/20/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $78,573,734, 1.63% - 2.25%, 12/9/16 - 1/30/23)	$ 77,041	$ 77,024
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.16%, dated:
2/2/15 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $41,620,159, 2.08% - 5.85%, 12/1/21 - 9/1/44)	40,810	40,799
2/3/15 due 4/7/15 (Collateralized by U.S. Government Obligations valued at $41,825,019, 1.31% - 4%, 10/1/24 - 6/1/44)	41,011	41,000
Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 3/6/15 (Collateralized by U.S. Treasury Obligations valued at $7,022,356, 2.75%,11/15/23)	6,887	6,883
RBC Capital Markets Corp. at:
0.1%, dated:
1/15/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $17,270,964, 2.72% - 5%, 10/1/28 - 1/20/45)	16,934	16,930
2/2/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $34,440,966, 2.15% - 5%, 9/1/28 - 2/20/45)	33,772	33,763
0.13%, dated 12/15/14 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $35,300,913, 1.31% - 5%, 9/1/28 - 2/20/45)	34,610	34,599
Wells Fargo Securities, LLC at:
0.07%, dated 2/25/15 due 3/4/15 (Collateralized by U.S. Government Obligations valued at $56,475,909, 3.5%, 2/20/45)	55,369	55,368
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at: - continued
0.09%, dated 2/27/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $23,309,215, 3.5%, 2/1/45)	$ 22,852	$ 22,852
0.11%, dated 2/4/15 due 5/4/15 (Collateralized by U.S. Government Obligations valued at $20,401,621, 3.5%, 2/1/45)	20,005	20,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,145,632)		1,145,632
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,165,747)		2,165,747
NET OTHER ASSETS (LIABILITIES) - 0.0%		(828)
NET ASSETS - 100%		$ 2,164,919
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$561,836,000 due 3/02/15 at 0.09%
BNY Mellon Capital Markets LLC	$ 48,072
Bank of America NA	267,115
Mizuho Securities USA, Inc.	125,406
Wachovia Bank NA	83,583
Wells Fargo Securities LLC	37,660
$ 561,836
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2015, the cost of investment securities for income tax purposes was $2,165,747,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

February 28, 2015

1.814088.110

CAS-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 56.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.8%
BMO Harris Bank NA
8/20/15	0.33%	$ 280,000	$ 280,000
Citizens Bank of Pennsylvania
3/5/15	0.40	200,000	200,000
RBS Citizens NA
3/5/15	0.40	358,000	358,000
State Street Bank & Trust Co.
6/8/15	0.24 (c)	445,000	445,000
Wells Fargo Bank NA
3/2/15 to 9/2/15	0.22 to 0.26 (c)	1,889,500	1,889,500
			3,172,500
London Branch, Eurodollar, Foreign Banks - 3.0%
ABN AMRO Bank NV
5/20/15	0.28	281,000	281,000
National Australia Bank Ltd.
3/10/15 to 8/13/15	0.25 to 0.30	3,056,000	3,056,000
			3,337,000
New York Branch, Yankee Dollar, Foreign Banks - 50.5%
Bank of Montreal
7/14/15 to 8/18/15	0.25 (c)	1,276,000	1,276,000
Bank of Montreal Chicago CD Program
7/9/15 to 9/11/15	0.27 to 0.30 (c)	1,129,500	1,129,500
Bank of Nova Scotia
3/31/15 to 10/28/15	0.24 to 0.35 (c)	5,035,000	5,035,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
3/3/15 to 6/4/15	0.13 to 0.27	4,296,000	4,296,000
BNP Paribas New York Branch
3/3/15 to 3/23/15	0.25 to 0.27	1,500,000	1,500,000
Canadian Imperial Bank of Commerce
6/17/15 to 9/11/15	0.24 to 0.33 (c)	2,234,000	2,234,001
Credit Agricole CIB
3/3/15 to 5/4/15	0.25 to 0.29	1,510,000	1,510,000
Credit Industriel et Commercial
3/2/15 to 3/4/15	0.14	2,554,000	2,554,000
Credit Suisse
3/2/15 to 7/6/15	0.32 to 0.35 (c)	3,081,000	3,081,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Landesbank Baden-Wuerttemberg New York Branch
3/3/15 to 3/31/15	0.16 to 0.27%	$ 2,969,000	$ 2,969,000
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28	144,000	144,000
Mizuho Corporate Bank Ltd.
3/17/15 to 7/1/15	0.25 to 0.29	4,776,000	4,776,000
Natexis Banques Populaires New York Branch
3/3/15 to 6/1/15	0.26 to 0.31 (c)	5,580,000	5,580,000
National Bank of Canada
5/8/15 to 5/22/15	0.35 to 0.36 (c)	1,811,000	1,811,000
Rabobank Nederland New York Branch
6/4/15 to 6/8/15	0.25	1,000,000	1,000,000
Royal Bank of Canada
4/9/15 to 11/10/15	0.24 to 0.26 (c)	1,675,000	1,675,000
Sumitomo Mitsui Banking Corp.
3/18/15 to 8/17/15	0.24 to 0.35 (c)	5,575,000	5,575,000
Sumitomo Mitsui Trust Banking Ltd.
3/10/15 to 7/3/15	0.24 to 0.29	3,849,000	3,849,000
Swedbank AB
4/16/15 to 4/17/15	0.26	1,057,000	1,057,000
Toronto-Dominion Bank
6/8/15 to 10/6/15	0.24 to 0.31 (c)	1,588,000	1,588,000
UBS AG
3/5/15 to 7/27/15	0.28 to 0.34 (c)	3,322,000	3,322,000
			55,961,501
TOTAL CERTIFICATE OF DEPOSIT (Cost $62,471,001)			62,471,001
Financial Company Commercial Paper - 7.9%

Bank of Nova Scotia
5/22/15	0.28	510,000	509,675
BAT International Finance PLC
3/26/15 to 3/30/15	0.43	125,000	124,961
Commonwealth Bank of Australia
7/16/15	0.26 (c)	300,000	300,000
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
3/18/15 to 6/1/15	0.25%	$ 732,000	$ 731,645
JPMorgan Securities LLC
4/22/15 to 5/26/15	0.27 to 0.30 (c)	2,134,000	2,133,283
Landesbank Baden-Wurttemberg
3/6/15	0.16	2,596,000	2,595,942
Lloyds Bank PLC
3/3/15	0.13	1,270,000	1,269,991
Mitsubishi UFJ Trust & Banking Corp.
6/9/15	0.27	318,000	317,762
PNC Bank NA
8/7/15	0.35	428,000	427,338
Toyota Motor Credit Corp.
3/25/15 to 3/26/15	0.25	367,000	366,937
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $8,777,534)			8,777,534
Other Commercial Paper - 1.6%

Dominion Resources, Inc.
3/2/15 to 3/26/15	0.40 to 0.42	54,100	54,090
Eversource Energy
3/2/15 to 3/9/15	0.35 to 0.41	398,000	397,981
Motiva Enterprises LLC
3/2/15 to 3/5/15	0.44	45,000	44,999
NBCUniversal Enterprise, Inc.
3/2/15 to 3/11/15	0.39	208,000	207,983
Sempra Global
3/11/15 to 3/26/15	0.47 to 0.50	493,250	493,132
Verizon Communications, Inc.
3/23/15	0.42	100,000	99,974
Virginia Electric & Power Co.
3/16/15	0.40	13,515	13,513
Xerox Corp.
3/3/15 to 3/24/15	0.39 to 0.42	460,000	459,928
TOTAL OTHER COMMERCIAL PAPER (Cost $1,771,600)			1,771,600
Treasury Debt - 6.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bills
6/25/15	0.16%	$ 490,000	$ 489,755
U.S. Treasury Notes
6/15/15 to 8/31/15	0.10 to 0.17	6,209,080	6,220,686
TOTAL TREASURY DEBT (Cost $6,710,441)			6,710,441
Other Note - 1.6%

Medium-Term Notes - 1.6%
Dominion Resources, Inc.
4/13/15	0.37 (b)(c)	330,000	330,000
International Bank Reconstruction & Development
10/28/15	0.30	412,000	412,000
Svenska Handelsbanken AB
8/14/15 to 8/27/15	0.32 to 0.34 (b)(c)	1,024,000	1,024,000
TOTAL OTHER NOTE (Cost $1,766,000)			1,766,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/6/15	0.17 (c)
(Cost $181,000)		181,000	181,000
Government Agency Debt - 7.0%

Federal Agencies - 7.0%
Fannie Mae
1/26/17	0.19 (c)	500,000	499,903
Federal Farm Credit Bank
9/15/16	0.15 (c)	370,000	369,928
Federal Home Loan Bank
3/5/15 to 12/23/16	0.12 to 0.25 (c)	3,657,000	3,656,637
Freddie Mac
7/21/16 to 1/12/17	0.15 to 0.18 (c)	3,250,000	3,249,237
TOTAL GOVERNMENT AGENCY DEBT (Cost $7,775,705)			7,775,705
Other Instrument - 8.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 8.8%
Barclays Bank PLC
3/2/15	0.13%	$ 1,395,000	$ 1,395,000
BNP Paribas SA
3/2/15	0.12	857,000	857,000
Credit Agricole CIB
3/2/15	0.08	3,954,000	3,954,000
DNB Bank ASA
3/2/15	0.07	3,232,000	3,232,000
ING Bank NV
3/4/15	0.14	322,000	322,000
TOTAL OTHER INSTRUMENT (Cost $9,760,000)			9,760,000
Government Agency Repurchase Agreement - 0.3%
	Maturity Amount (000s)
In a joint trading account at 0.09% dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) #	$ 762	762
With Mizuho Securities U.S.A., Inc. at 0.18%, dated 1/15/15 due 3/6/15 (Collateralized by U.S. Treasury Obligations valued at $364,580,948, 0% - 8.96%, 4/8/15 - 1/25/48)	356,501	356,287
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $357,049)		357,049
Other Repurchase Agreement - 10.3%

Other Repurchase Agreement - 10.3%
With:
BNP Paribas Securities Corp. at 0.32%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations valued at $239,996,400, 0.3% - 6.43%, 5/25/21 - 1/25/45)	233,006	233,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Citigroup Global Markets, Inc. at:
0.22%, dated 2/27/15 due 3/2/15 (Collateralized by Equity Securities valued at $378,006,936)	$ 350,006	$ 350,000
0.29%, dated 2/25/15 due 3/4/15 (Collateralized by Equity Securities valued at $302,412,201)	280,016	280,000
1%, dated 11/18/14 due 6/16/15 (Collateralized by Corporate Obligations valued at $254,533,200, 0.36% - 8.15%, 3/15/19 - 4/5/52)	236,371	235,000
Credit Suisse Securities (U.S.A.) LLC at:
0.4%, dated 2/27/15 due 3/2/15 (Collateralized by Corporate Obligations valued at $136,085,162, 0.33% - 6.01%, 4/24/22 - 2/15/51)	126,004	126,000
0.45%, dated 2/25/15 due 3/4/15 (Collateralized by Corporate Obligations valued at $186,845,730, 0.29% - 1.1%, 7/15/31 - 6/25/47)	173,015	173,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $240,356,306, 0.28% - 8.85%, 1/15/19 - 10/25/47)	222,708	222,000
11/3/14 due 4/8/15 (Collateralized by Corporate Obligations valued at $122,335,708, 0.63% - 6.63%, 4/15/22 - 7/25/35)	113,367	113,000
11/4/14 due 4/10/15 (Collateralized by Corporate Obligations valued at $240,336,796, 0.28% - 5.98%, 8/25/33 - 6/25/47)	222,726	222,000
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $179,706,233, 0.31% - 8.4%, 11/15/25 - 4/10/49)	166,526	166,000
11/26/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $108,493,531, 0% - 5.76%, 5/15/18 - 11/1/47)	102,329	102,000
HSBC Securities, Inc. at 0.22%, dated 2/27/15 due 3/2/15 (Collateralized by Corporate Obligations valued at $262,503,402, 2% - 8.75%, 6/22/15 - 10/15/44)	250,005	250,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 2/23/15 due 3/6/15 (Collateralized by Equity Securities valued at $234,793,696)	216,061	216,000
0.73%, dated 2/19/15 due 5/28/15 (Collateralized by Corporate Obligations valued at $434,861,957, 0% - 7.88%, 3/15/15 - 12/15/43)	401,460	400,000
J.P. Morgan Securities, LLC at:
0.24%, dated 2/25/15 due 3/4/15 (Collateralized by U.S. Government Obligations valued at $444,333,532, 0.42% - 13.21%, 1/31/17 - 7/16/56)	432,020	432,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, LLC at: - continued
0.73%, dated:
12/5/14 due 5/28/15 (Collateralized by Mortgage Loan Obligations valued at $100,614,440, 0% - 13.97%, 7/25/20 - 2/15/51)	$ 93,339	$ 93,000
2/4/15 due 5/28/15 (Collateralized by Mortgage Loan Obligations valued at $492,710,231, 0% - 49.82%, 8/25/21 - 2/15/51)	457,664	456,000
2/9/15 due 5/28/15 (Collateralized by U.S. Government Obligations valued at $257,700,467, 0.25% - 9.63%, 3/15/15 - 12/29/49)	237,875	237,000
2/12/15 due 5/28/15 (Collateralized by Mortgage Loan Obligations valued at $637,394,714, 0% - 7%, 11/15/18 - 12/11/49)	592,154	590,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 2/27/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $573,720,518, 0.35% - 7.08%, 2/25/27 - 1/20/65)	557,024	557,000
0.57%, dated 2/27/15 due 3/2/15 (Collateralized by Corporate Obligations valued at $839,804,863, 0.26% - 6.7%, 3/2/15 - 8/7/52)	780,037	780,000
0.81%, dated 1/8/15 due 4/8/15 (Collateralized by Equity Securities valued at $594,555,032)	552,116	551,000
0.85%, dated 2/13/15 due 4/17/15 (Collateralized by Corporate Obligations valued at $699,040,475, 0% - 7%, 10/18/16 - 11/25/52)	647,962	647,000
0.95%, dated:
1/5/15 due 5/6/15 (Collateralized by Corporate Obligations valued at $465,086,280, 0.28% - 6.01%, 10/18/16 - 2/15/51)	431,373	430,000
1/6/15 due 5/6/15 (Collateralized by Mortgage Loan Obligations valued at $283,370,685, 0.35% - 7%, 11/1/21 - 4/15/49)	262,830	262,000
2/25/15 due 6/25/15 (Collateralized by Mortgage Loan Obligations valued at $281,917,193, 0.33% - 7.45%, 7/15/26 - 7/25/60)	261,827	261,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.24%, dated 2/9/15 due 3/6/15 (Collateralized by Corporate Obligations valued at $66,159,262, 0.64% - 9.7%, 7/18/15 - 7/1/55)	63,012	63,000
0.26%, dated:
2/12/15 due 3/6/15 (Collateralized by Equity Securities valued at $113,414,745)	105,021	105,000
2/25/15 due 3/6/15 (Collateralized by Equity Securities valued at $48,601,759)	45,010	45,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.31%, dated:
2/9/15 due 3/6/15 (Collateralized by Municipal Bond Obligations valued at $86,115,570, 0.64% - 7.43%, 7/18/15 - 6/15/45)	$ 82,020	$ 82,000
2/11/15 due 3/6/15 (Collateralized by Municipal Bond Obligations valued at $86,114,088, 0.64% - 8.2%, 1/28/16 - 7/1/55)	82,020	82,000
0.33%, dated:
12/4/14 due 3/3/15 (Collateralized by Equity Securities valued at $134,028,032)	124,101	124,000
12/5/14 due 3/6/15 (Collateralized by Equity Securities valued at $266,972,743)	247,217	247,000
Mizuho Securities U.S.A., Inc. at:
0.32%, dated:
2/18/15 due 3/4/15 (Collateralized by Equity Securities valued at $114,492,234)	106,013	106,000
2/20/15 due 3/6/15 (Collateralized by Equity Securities valued at $136,092,105)	126,016	126,000
2/24/15 due 3/6/15 (Collateralized by Equity Securities valued at $88,564,760)	82,010	82,000
2/27/15 due 3/6/15 (Collateralized by Equity Securities valued at $7,560,254)	7,001	7,000
0.52%, dated 2/25/15 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $43,315,199, 4% - 6.48%, 9/25/40 - 9/15/67)	42,008	42,000
0.91%, dated:
12/1/14 due 3/2/15 (Collateralized by Corporate Obligations valued at $43,299,372, 0.32% - 1.37%, 3/25/35 - 8/25/46)	40,092	40,000
1/15/15 due 4/15/15 (Collateralized by Mortgage Loan Obligations valued at $90,825,487, 0.31% - 2.62%, 6/25/35 - 10/25/46)	84,191	84,000
1/20/15 due 4/20/15 (Collateralized by Mortgage Loan Obligations valued at $85,221,811, 0.41% - 12.38%, 9/30/15 - 6/17/49)	79,180	79,000
2/2/15 due 5/1/15 (Collateralized by Mortgage Loan Obligations valued at $119,964,848, 0.26% - 6.88%, 5/25/34 - 4/25/47)	111,247	111,000
2/3/15 due 5/4/15 (Collateralized by Corporate Obligations valued at $35,664,325, 0.51% - 1.34%, 6/25/35 - 12/25/45)	33,075	33,000
1.03%, dated 1/5/15 due 5/5/15 (Collateralized by Mortgage Loan Obligations valued at $88,701,893, 0.47% - 6.25%, 6/25/34 - 10/25/37)	82,282	82,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.24%, dated 2/18/15 due 3/4/15 (Collateralized by U.S. Government Obligations valued at $134,754,563, 2% - 7.51%, 7/15/33 - 2/25/45)	$ 131,012	$ 131,000
0.29%, dated 12/23/14 due 3/6/15 (Collateralized by U.S. Government Obligations valued at $156,345,199, 0% - 11.55%, 6/15/18 - 2/20/64)	152,110	152,000
0.38%, dated 2/17/15 due 3/6/15 (Collateralized by Equity Securities valued at $117,736,204)	109,104	109,000
0.4%, dated:
2/9/15 due 3/6/15 (Collateralized by Corporate Obligations valued at $141,513,012, 1% - 14%, 6/26/15 - 2/15/67)	131,041	131,000
2/24/15 due 3/6/15 (Collateralized by Mortgage Loan Obligations valued at $46,206,189, 0.26% - 6.5%, 11/15/26 - 2/15/51)	43,007	43,000
2/25/15 due 3/6/15 (Collateralized by Corporate Obligations valued at $115,789,947, 0.23% - 10.06%, 1/15/16 - 3/15/63)	108,017	108,000
0.42%, dated 2/9/15 due 3/6/15 (Collateralized by Mortgage Loan Obligations valued at $117,404,298, 0% - 6.53%, 4/15/30 - 12/10/49)	109,036	109,000
SG Americas Securities, LLC at:
0.33%, dated 2/27/15 due 3/6/15 (Collateralized by Equity Securities valued at $219,246,061)	203,013	203,000
0.46%, dated 2/25/15 due 3/4/15 (Collateralized by Corporate Obligations valued at $376,575,823, 0% - 11.5%, 4/15/15 - 10/1/77)	353,032	353,000
Wells Fargo Securities, LLC at 0.75%, dated 1/28/15 due 4/28/15 (Collateralized by Equity Securities valued at $151,192,357)	140,263	140,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $11,403,000)		11,403,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $110,973,330)		110,973,330
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(82,950)
NET ASSETS - 100%		$ 110,890,380
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,354,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$762,000 due 3/02/15 at 0.09%
BNY Mellon Capital Markets LLC	$ 65
Bank of America NA	363
Mizuho Securities USA, Inc.	170
Wachovia Bank NA	113
Wells Fargo Securities LLC	51
$ 762
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2015, the cost of investment securities for income tax purposes was $110,973,330,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015